Nature of Operations and Reorganization - Reorganization and Initial Public Offering (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Nov. 30, 2022 CNY (¥) director	Nov. 08, 2019 CNY (¥) shares	Nov. 08, 2019 USD ($) $ / shares shares	Aug. 02, 2019	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)
Reorganization
Proceeds from initial public offering, net of issuance costs | ¥						¥ (21,617)
Beijing Cultural Investment Development Group Asset Management Co., Ltd
Reorganization
Investments made | ¥	¥ 32,492
Percentage of investment	1.00%
Number of board of directors | director	3
IPO
Reorganization
Issuance price per share (in US dollar per share) | $ / shares			$ 14.50
Proceeds from initial public offering, net of issuance costs		¥ 86,240	$ 12,330
IPO | ADS
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		1,380,000	1,380,000
IPO | Class A ordinary shares
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		34,500,000	34,500,000
36Kr Holding Limited ("36Kr BVI" or "BVI Subsidiary")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Investment holding
36Kr Holdings (HK) Limited ("36Kr HK" or "HK Subsidiary")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Investment holding
Tianjin Duoke Investment Co., Ltd. ("Tianjin Duoke")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Investment holding
Tianjin Dake Information Technology Co., Ltd. ("Tianjin Dake")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Management consulting
Beijing Dake
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Management consulting
Nanjing Dake Information Technology Co., Ltd. ("Nanjing Dake")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Management consulting
Hainan Shenke Information Technology Co., Ltd. ("Hainan Shenke")
Reorganization
Ownership interest (as a percent)				100.00%
Principal activities					Management consulting
Beijing Duoke
Reorganization
Percentage of ownership in VIEs				100.00%
Principal activities					36Kr Business
Zhejiang Pinxin Technology Co., Ltd.
Reorganization
Percentage of ownership in VIEs				100.00%
Principal activities					Investment holding